Stock Options & Deferred Stock Compensation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Options outstanding	6,150,000		6,150,000		6,150,000	7,950,000
Exercise prices	$ 0.087		$ 0.087		$ 0.087	$ 0.087
Option forfeited		1,800,000			1,800,000
Vested options		810,000			810,000
Unvested options forfeited		990,000			990,000
Stock options		$ 59,602	$ 16,934
Stock-based compensation expense	$ 664,426	(13,800)	754,535	$ 112,854	$ 158,655	$ 249,952
Deferred stock compensation	$ 2,032,625		2,032,625		(0)
Remaining stock-based compensation			$ 2,049,559		152,844
Stock-based compensation expense		$ 59,602
Cumulative stock-based compensation expense					$ 23,015
Minimum [Member]
Vesting periods			2 years		2 years	2 years
Maximum [Member]
Vesting periods			5 years		5 years	5 years